Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Significant Investments in Subsidiaries	The following are Cresco’s wholly owned or effectively controlled subsidiaries and entities over which the Company has control as of December 31, 2020.

Entity	Location	Purpose	Percentage Held
Cresco Labs Inc.	British Columbia, Canada	Parent Company
Cresco U.S. Corp.	Illinois	Manager of Cresco Labs, LLC	100%
Cresco Labs, LLC	Illinois	Operating Entity	49.98%
Cresco Labs Notes Issuer, LLC	Illinois	Holding Company	100%
Gloucester Street Capital, LLC	New York	Holding Company	100%
Valley Agriceuticals, LLC	New York	Operating Entity	100%
MedMar Inc.	Illinois	Holding Company	100%
MedMar Lakeview, LLC (Sunnyside - Lakeview and Sunnyside - River North)	Illinois	Dispensary	87.6%
MedMar Rockford, LLC (Sunnyside - Rockford and Sunnyside - South Beloit)	Illinois	Dispensary	75%
CannaRoyalty Corp. (Origin House)	Ontario, Canada	Holding Company	100%
Cali-AntiFragile Corp.	California	Holding Company	100%
Alta Supply Inc. (Continuum)	California	Distribution	100%
Kaya Management Inc.	California	Production	100%
RPE Inc. (Continuum)	California	Distribution	100%
FloraCal	California	Cultivation	100%
Cub City, LLC	California	Distribution	100%
CRHC Holdings Corp.	Ontario, Canada	Holding Company	100%
2360149 Ontario Inc. (180 Smoke)	Ontario, Canada	Nicotine Vape Company	100%
Cresco Labs Michigan, LLC (a)	Michigan	Cultivation and Production Facility	85%

(a)	Cresco Labs Michigan, LLC is 85% owned by related parties within management of the Company.

Entity	Location	Purpose	Percentage Held
Cresco Labs Notes Issuer, LLC	Illinois	Holding Company
Cresco Labs Ohio, LLC	Ohio	Cultivation, Production and Dispensary Facility	98.77%
Wellbeings, LLC	Delaware	CBD Wellness Product Development	100%
Cresco Labs SLO, LLC	California	Holding Company	100%
SLO Cultivation Inc.	California	Cultivation and Production Facility	80%
Cresco Labs Joliet, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Kankakee, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Logan, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs PA, LLC	Pennsylvania; Registered: Illinois	Holding Company	100%
Cresco Yeltrah, LLC	Pennsylvania	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Arizona, LLC	Arizona	Holding Company	100%
Arizona Facilities Supply, LLC	Arizona/Maryland	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Tinad, LLC	Illinois	Holding Company	100%
PDI Medical III, LLC (Sunnyside - Buffalo Grove and Sunnyside - Naperville)	Illinois	Dispensary	100%
Cresco Labs Phoenix Farms, LLC	Illinois	Holding Company	100%
Phoenix Farms of Illinois, LLC (Sunnyside - Champaign and Sunnyside - Danville)	Illinois	Dispensary	100%
JDC Elmwood, LLC	Illinois	Holding Company	100%
FloraMedex, LLC (Sunnyside - Elmwood Park and Sunnyside - Schaumburg)	Illinois	Dispensary	100%
Cresco Edibles, LLC	Illinois	Holding Company	100%
TSC Cresco, LLC	Illinois	Licensing	75%
Cresco HHH, LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%

Summary of Estimated Useful Lives of Property Plant and Equipment

Category	Methodology	Estimated Useful Life
Leasehold Improvements	Amortized over the lesser of the life of the lease or estimated useful life of the improvement	1 - 15 years
Machinery and Equipment	Over the estimated useful life of the asset	5 - 15 years
Furniture and Fixtures	Over the estimated useful life of the asset	3 - 8 years
Vehicles	Over the estimated useful life of the asset	5 years
Website and Software	Over the estimated useful life of the asset	3 - 7 years
Computer Equipment	Over the estimated useful life of the asset	3 - 7 years
Buildings and Building Improvements	Over the estimated useful life of the asset	5 - 39 years

Summary of Useful Lives of Finite Lived Intangible Assets Other Than Goodwill

Category	Estimated Useful Life
Market-Related Intangibles	12 - 18 months
Customer Relationships	7 - 19 years
Non-Compete Agreements	4 - 5 years
Internally Developed Software	10 years
Trade Names	10 years
Permit Application Fees	1 - 2 years

Summary of Measurement Category of Financial Assets and Financial Liabilities

IFRS 9
Account	Classification	Measurement
Cash and cash equivalents	Amortized cost	Amortized cost
Restricted cash	Amortized cost	Amortized cost
Accounts receivable	Amortized cost	Amortized cost
Loans receivable	Amortized cost or FVTPL	Amortized cost or fair value
Investments	FVTPL	Fair value
Accounts payable and accrued expenses and Other long-term liabilities	Amortized cost	Amortized cost
Deferred consideration, contingent consideration and other payables	FVTPL	Fair value
Derivative liabilities	FVTPL	Fair value
Short-term borrowings	Amortized cost	Amortized cost
Lease liabilities	Amortized cost	Amortized cost
Long-term notes payable and loans payable	Amortized cost	Amortized cost

Summary of Reconciliation of Lease Liabilities
The following reconciliation to the opening balance for lease liabilities under IFRS 16 as of January 1, 2019 is based on leases at December 31, 2018:

($ in thousands)
Lease obligations in accordance with IAS 17 at December 31, 2018	$60,451
Leases not commenced at January 1, 2019	(929)
Exemption for short-term leases	(133)
Lease extension options	34,841
Other	1,149

Obligations from lease arrangements (undiscounted)	$95,379

Effect of discounting	(57,672)

Lease liability recognized as of January 1, 2019	$37,707